Other Income, Net (Tables)	12 Months Ended
Dec. 31, 2019
Other Income and Expenses [Abstract]
Schedule of Other Income
Other income consists of the following:

	For the years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Unrealize d g ain on equity investment	—	—	41,581,818	5,972,854
Government subsidy	15,438,463	33,061,272	36,769,550	5,281,615
Others	379,272	(360,526)	4,530,914	650,826

	15,817,735	32,700,746	82,882,282	11,905,295